13 OTHER PAYABLES (Details 6) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Other Payables [Abstract]
Leases	R$ 1,489,789
Present value adjustment - Leases	(1,026,919)
Potencial PIS and COFINS credit	137,805
Present value adjustment - Potential PIS and COFINS credit	R$ (96,461)